Debt (Senior Credit Facilities) (Narrative) (Details) (USD $)			12 Months Ended			12 Months Ended							12 Months Ended	3 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Credit Facilities	Dec. 31, 2012 Line of Credit Revolving Facility	Nov. 14, 2011 Line of Credit Revolving Facility	Dec. 31, 2012 Line of Credit Revolving Facility Minimum	Dec. 31, 2012 Swapped To Fixed Rate Through March 2014 U.S. Term Loans		Mar. 19, 2012 Swapped To Fixed Rate Through March 2014 U.S. Term Loans	Dec. 31, 2012 Swapped To Fixed Rate Through January 2014 U.S. Term Loans		Jan. 17, 2012 Swapped To Fixed Rate Through January 2014 U.S. Term Loans	Dec. 31, 2012 Floating Rate U.S. Term Loans	Dec. 31, 2012 Loans Payable U.S. Term Loans	Sep. 30, 2012 Loans Payable U.S. Term Loans	Jun. 30, 2012 Loans Payable U.S. Term Loans	Mar. 31, 2012 Loans Payable U.S. Term Loans	Dec. 31, 2011 Loans Payable U.S. Term Loans	Nov. 14, 2011 Loans Payable U.S. Term Loans	Dec. 31, 2012 Loans Payable U.S. Term Loans Minimum	Dec. 31, 2012 Loans Payable U.S. Term Loans Maximum	Dec. 31, 2012 Loans Payable U.S. Term Loans LIBOR Plus Market Rate Spreads	Dec. 31, 2012 Loans Payable U.S. Term Loans Lender's Base Rate Plus Market Rate Spreads	Dec. 31, 2012 Quarterly Loans Payable U.S. Term Loans	Dec. 31, 2012 U.S. Revolving Facility Line of Credit Revolving Facility	Dec. 31, 2012 Alternative Currency Revolving Facility Line of Credit Revolving Facility	Dec. 31, 2012 Subfacility for Letters of Credit Line of Credit Revolving Facility	Dec. 31, 2012 Subfacility for Swing Line Borrowings Line of Credit Revolving Facility	Dec. 31, 2012 Incremental Commitment Subject to Lender Approval Line of Credit Revolving Facility
Debt Instrument [Line Items]
Long-term debt	$ 5,431,948,000	$ 5,168,226,000					$ 350,000,000	[1]	$ 350,000,000	$ 500,000,000	[1]	$ 500,000,000	$ 306,250,000	$ 1,156,250,000				$ 1,250,000,000	$ 1,250,000,000
Revolving facility, maximum borrowing capacity					1,250,000,000																				750,000,000	500,000,000	125,000,000	100,000,000	750,000,000
Line of credit facility, amount outstanding				0
Repayments of debt														23,400,000	23,400,000	23,400,000	23,400,000
Interest rate during period				1.61%
Limitation on secured pledge of outanding voting stock of foreign holding companies and subsidiaries			65.00%
Description of variable rate basis													LIBOR + 1.75%					LIBOR + 2.00%				LIBOR	base rate
Debt instrument, basis spread on variable rate													1.75%					2.00%				1.75%	0.75%
Facility fee percentage				0.35%		0.30%
Quarterly repayments in 2013	94,752,000													93,750,000										23,400,000
Quarterly repayments in 2014	125,000,000													125,000,000										31,300,000
Quarterly repayments in 2015	761,498,000													187,500,000										46,900,000
Quarterly repayments in 2016	$ 750,000,000													$ 750,000,000										$ 187,500,000
Leverage ratio threshold Senior Credit Agreement terms																				1.0	3.25

[1]	Effective January 2012, $500 million of the U.S. Term Loans have been swapped to a fixed rate of 0.60% plus the specified spread under the Senior Credit Agreement through January 2014. Effective March 2012, an additional $350 million of the U.S. Term Loans have been swapped to a fixed rate of 0.45% plus the specified spread under the Senior Credit Agreement through March 2014. Effective June 2012, $750 million of the currently effective swaps have been extended to maturities ranging from March 2016 to November 2016, thereby fixing a rate of 0.91% plus the specified spread on the underlying U.S. Term Loans, for the extension period. As of December 31, 2012, the specified spread under the Senior Credit Agreement was 175 basis points. These swaps have been designated as cash flow hedges of the variability in interest expense related to our variable rate debt.